The Argentine Economic Context - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Growth rate during the period	10.00%
Number of people involved in poverty national wide	18,800,000
Poverty rate	40.60%
Number of Basis Points	1718.00%
INDEC [member]
Statement [line items]
Percentage of increase decrease in inflation rate	50.94%